Financial risk management - D.6. Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Financial Instruments [Abstract]
Net financial obligations	$ 6,780	$ 7,981		$ 5,837
EBITDA	$ 2,228	$ 1,517
Net financial obligations to EBITDA	304.00%	526.00%
Equity attributable to Owners of the Company	$ 3,605	$ 2,583	[1]
Net financial obligations and equity	$ 10,386	$ 10,564
Gearing ratio	65.00%	76.00%

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.